Long-Term Loans, Net of Current Maturities (Details) $ in Thousands, ₪ in Millions			12 Months Ended
	Dec. 18, 2025 USD ($)	Dec. 18, 2025 ILS (₪)	Dec. 31, 2025 USD ($)
Long-Term Loans, Net of Current Maturities [Line Items]
Short term credit line	$ 621,000	₪ 2	$ 1,494
Annual interest percentage	7.25%	7.25%	7.25%